General	6 Months Ended
Jun. 30, 2026
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Can-Fite Biopharma Ltd. (the “Company”) was incorporated and started to operate in September 1994 as a private Israeli company. Can-Fite is a clinical-stage biopharmaceutical company focused on developing orally bioavailable small molecule therapeutic products for the treatment of psoriasis, liver cancer, NASH and erectile dysfunction. Its platform technology utilizes the Gi protein associated A3AR as a therapeutic target. A3AR is highly expressed in pathological body cells such as inflammatory and cancer cells, and has a low expression in normal cells, suggesting that the receptor could be a specific target for pharmacological intervention. The Company’s pipeline of drug candidates are synthetic, highly specific agonists and allosteric modulators at the A3AR.

The Company’s ordinary shares have been publicly traded on the Tel-Aviv Stock Exchange since October 2005 under the symbol “CFBI” and the Company’s American Depositary Shares (“ADSs”) began public trading on the over the counter market in the U.S. in October 2012 and since November 2013 the Company’s ADSs have been publicly traded on the NYSE American under the symbol “CANF”. Each ADS represents 2 ordinary shares of the Company.

b.	Under Accounting Standard Codification (“ASC”) Subtopic 205-40, Presentation of Financial Statements—Going Concern (“ASC 205-40”), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its obligations as they become due within one year after the date that the financial statements are issued. As required under ASC 205-40, management’s evaluation should initially not take into consideration the potential mitigating effects of management’s plans that have not been fully implemented as of the date the financial statements are issued. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.

Evaluation of Substantial Doubt Raised

In performing the first step of the evaluation, the Company concluded that the following conditions raised substantial doubt about its ability to continue as a going concern:

●	History of net losses of $ 4,601 and $ 4,876 for the Six months ended June 30, 2026 and 2025, respectively.

●	Net operating cash outflow of $5,314 and $4,752 for the Six months ended June 30, 2026 and 2025, respectively.

●	Reliance on additional financing in order to execute its research and development plans.

Consideration of Management’s Plans

In performing the second step of this assessment, the Company is required to evaluate whether it is probable that the Company’s plans will be effectively implemented within one year after the financial statements are issued and whether it is probable those plans will alleviate the substantial doubt raised about the Company’s ability to continue as a going concern. As of June 30, 2026, the Company had $7,037 available cash and cash equivalents.

The Company has approved a plan, to improve its available cash balances, liquidity and cash flows generated from operations. The Company is prepared to implement the following actions as required by business and market conditions: reducing non-essential expenses to conserve cash and improve its liquidity position, deferral and reprioritization of certain research and development programs that would involve reduced program spend until additional financing will be obtained in order to strengthen liquidity and to preserve key research and development, commercial and functional roles.

Management Assessment of Ability to Continue as a Going Concern

The Company has a history of operating losses and negative cash flows from operations. However, despite these conditions, the Company believes management’s plans, as described more fully above, will provide sufficient liquidity to meet its financial obligations.

Therefore, management concluded these plans alleviate the substantial doubt that was raised about the Company’s ability to continue as a going concern for at least twelve months from the date that the consolidated financial statements were issued.

Future Plans and Considerations

Although not considered for purposes of the Company’s assessment of whether substantial doubt was alleviated, the Company has plans to improve operating cash flows by entering into strategic partnerships with other companies that can provide access to additional customers and new markets. The Company may also seek to raise additional funds through the issuance of debt and/or equity securities or otherwise.

The Company’s plans are subject to inherent risks and uncertainties. Accordingly, there can be no assurance that the Company’s plans can be effectively implemented and, therefore, that the conditions can be effectively mitigated.

Until such time, if ever, that the Company can generate revenue sufficient to achieve profitability, the Company expects to finance its operations through equity or debt financings, which may not be available to the Company on the timing needed or on terms that the Company deems to be favorable. To the extent that the Company raises additional capital through the sale of equity or debt securities, the ownership interest of its stockholders will be diluted. If the Company is unable to maintain sufficient financial resources, its business, financial condition and results of operations will be materially and adversely affected.

c.	Basis of Presentation:

These unaudited Condensed consolidated financial statements have been prepared as of June 30, 2026 and for the six months period then ended. Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been omitted. These unaudited Condensed consolidated financial statements should be read in conjunction with the audited financial statements and the accompanying notes of the Company for the year ended December 31, 2025 that are included in the Company’s Annual Report on Form 20-F, filed with the Securities and Exchange Commission on March 26, 2026 (the “Annual Report on Form 20-F”). The results of operations presented are not necessarily indicative of the results to be expected for the year ending December 31, 2026.